Property, Plant and Equipment - Schedule of Cost of Freehold Land and Contracts Placed for Future Expenditure (Details) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 5,060	£ 5,518	£ 5,776
Contracts placed for future expenditure	110	133
Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	9,104	9,219	£ 8,654
Freehold Land within Freehold Property on Which no Depreciate is Provided | Cost
Disclosure Of Property Plant And Equipment [Line Items]
Property, plant and equipment	£ 251	£ 261